Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 6 –	SUBSEQUENT EVENTS

a.	On August 15, 2024, the Board approved the allocation and / or grant of additional options to purchase up to 175,000 Ordinary Shares to certain directors, officers and employees, with an exercise price of $0.434 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of employment or services. The fair value of each option as of the grant date, was $0.19, determined using the Black-Scholes option pricing model and the total expenses of approximately $24 thousand will be expensed over the option vesting periods of three years. The options allocated to the Company’s CEO and Chief Scientific Officer are subject to the shareholders’ meeting approval.

b.	On August 15, 2024, the Board approved the Company’s 2024 Global Equity Incentive Plan (the “Incentive Plan”), which provides for the issuance of up to 4,570,606 Ordinary Shares of the Company. The Incentive Plan is subject to the approval of the Israeli Tax Authorities (the “ITA”). In addition, the Incentive Plan includes an Annex that governs the grants of awards to employees and other service providers who are citizens or resident aliens of the United States, subject to the approval of the shareholders’ meeting.

The Incentive Plan provides for the grant of options, shares, restricted shares or restricted share units to employees, non-employee directors, consultants, advisors, or service providers of the Company, as well as employees, non-employee directors, consultants, advisors, or service providers of any affiliate of the Company.

The Incentive Plan will continue for a term of ten years from the date of adoption by the Board, or until August 14, 2034, unless terminated earlier.

c.	On August 15, 2024, the Board approved the Company’s 2024 Employee Stock Purchase Plan (the “ESPP”), which provides for the issuance of up to 5,000,000 Ordinary Shares and includes an Annex that governs the grants of awards to employees who are residents of the State of Israel. The ESPP is subject to the approval of shareholders’ meeting. Generally, all of the Company’s employees will be eligible to participate in the ESPP if they are employed by the Company, or employees of any participating subsidiary, provided that they have been employed by the Company or subsidiary for more than five months in a calendar year. The ESPP permits participants to purchase ordinary shares through payroll deductions in an amount equal to a whole percentage of from one to 15% of their ESPP eligible compensation (or such other limited established by the administrator in accordance with the terms of our ESPP) in an offering. The purchase price of the shares will be determined by the Committee in accordance with the terms of the ESPP, but the option price shall not be less than the lesser of 85 percent of the fair market value of the shares on the offering date, or 85 percent of the fair market value of the shares on the exercise date.

d.	On October 24, 2023, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per Ordinary Share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until April 22, 2024, to regain compliance with the minimum bid price requirement. Since the Company did not regain compliance with the minimum bid price requirement by April 22, 2024, it applied for an additional 180-calendar day grace period. On April 23, 2024, the Company received a notification letter from Nasdaq that the Company had been granted an additional 180-day compliance period, or until October 21, 2024, to regain compliance with Nasdaq’s minimum bid price rule.

On August 15, 2024, the Board approved, subject to the shareholders’ meeting approval, to cure the deficiency during the second compliance period by effecting a reverse stock split in ratio range of 1:10 to 1:20.

e.	During the period following June 30, 2024 and until September 20, 2024, the Company issued to YA 3,215,602 Ordinary shares for the investment of $1.4 million, as part of the SEPA (see also note 5).